Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,987,789	10,555,157
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	12,767,566
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,015,684	7,556,693
Total Alternative Strategies Funds (Cost $36,024,218)		30,879,416

Equity Funds 24.3%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	767,029	7,631,944
International 9.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	394,856	6,590,146
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,158,127	14,210,214
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	3,268,042	33,268,667
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	1,033,140	9,391,240
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,978,514	30,529,769
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	968,192	10,040,154
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	212,976	1,005,247
Total		105,035,437
U.S. Large Cap 12.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	296,764	7,273,679
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	317,789	17,144,721
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	1,107,268
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	121,991	2,399,566
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	941,595	10,319,877
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	145,420	3,631,126
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	368,874	12,619,180
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	389,667	12,399,219
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	816,180	22,232,729
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	552,904	19,108,376
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	108,040	2,650,232
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	795,994	17,575,539
Total		128,461,512
U.S. Mid Cap 0.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	117,349	3,360,893
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	98,585	2,850,089
Total		6,210,982
U.S. Small Cap 1.0%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	144,550	2,069,953
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	125,294	2,031,006
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	143,327	3,325,190
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	127,398	3,486,893
Total		10,913,042
Total Equity Funds (Cost $227,016,481)		258,252,917

Fixed-Income Funds 66.4%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	515,686	4,909,331
High Yield 0.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	698,238	5,194,888
Investment Grade 64.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,207,530	214,603,974
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,542,310	14,867,865
Variable Portfolio – Conservative Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,356,753	26,159,960
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,716,305	39,132,691
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,771,215	74,415,653
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,125,221	67,316,178
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	4,015,825	41,122,050
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	18,991,384	211,753,931
Total		689,372,302
Multisector 0.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,198,352	5,021,094
Total Fixed-Income Funds (Cost $683,910,353)		704,497,615

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(c)	48,220,992	48,216,170
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%(a),(c)	15,896,956	15,896,956
Total Money Market Funds (Cost $64,113,132)		64,113,126
Total Investments in Securities (Cost: $1,011,064,184)		1,057,743,074
Other Assets & Liabilities, Net		3,480,048
Net Assets		1,061,223,122

At September 30, 2019, securities and/or cash totaling $3,554,547 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	92	12/2019	USD	19,826,000	—	(46,175)
U.S. Treasury 5-Year Note	277	12/2019	USD	33,004,117	—	(177,979)
U.S. Ultra Treasury Bond	125	12/2019	USD	23,988,281	433,030	—
Total					433,030	(224,154)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	(303)	12/2019	EUR	(10,771,650)	—	(89,723)
FTSE 100 Index	(28)	12/2019	GBP	(2,067,380)	—	(19,034)
MSCI Emerging Markets Index	(171)	12/2019	USD	(8,566,245)	306,458	—
SPI 200 Index	(48)	12/2019	AUD	(8,018,400)	—	(25,844)
TOPIX Index	(126)	12/2019	JPY	(2,000,880,000)	—	(608,965)
Total					306,458	(743,566)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	22,294,000	(2,486)	—	—	—	(2,486)
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	50,491,501	49,144,833	(51,415,342)	48,220,992	—	(1,222)	1,397	838,288	48,216,170
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,017,400	970,389	—	1,987,789	—	—	(24,410)	127,914	10,555,157
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	354,602	39,611	(97,449)	296,764	—	686,089	764,731	—	7,273,679
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	342,912	17,643	(42,766)	317,789	—	640,924	1,729,297	—	17,144,721
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	86,364	—	12,767,566
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	—	—	39,517	—	—	164,786	—	1,107,268
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	494,124	21,562	—	515,686	—	—	251,933	205,340	4,909,331
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	267,766	127,090	—	394,856	681,619	—	20,468	10,540	6,590,146
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%
	20,800,120	247,836	(5,151,000)	15,896,956	6,295	—	—	240,096	15,896,956
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	662,848	35,390	—	698,238	—	—	357,303	257,304	5,194,888
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	20,919,813	1,006,400	(1,718,683)	20,207,530	—	202,175	10,893,963	6,802,050	214,603,974
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	83,059	38,932	—	121,991	—	—	316,557	—	2,399,566
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,973,710	38,374	(469,774)	1,542,310	—	(355,597)	1,015,028	366,085	14,867,865
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,292,419	242,041	(177,707)	2,356,753	—	63,937	3,716,912	663,760	26,159,960
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	973,933	184,194	—	1,158,127	2,014,268	—	(461,316)	249,361	14,210,214
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	941,595	—	—	941,595	—	—	1,572,463	—	10,319,877
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	114,998	30,422	—	145,420	—	—	374,972	—	3,631,126
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	144,550	—	144,550	—	—	(65,047)	—	2,069,953
Variable Portfolio – Conservative Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	125,293	—	125,293	—	—	(103,994)	—	2,031,006
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,153,227	45,125	—	1,198,352	—	—	196,500	188,622	5,021,094
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares †
	481,696	—	(481,696)	—	—	1,405,459	7,547	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	2,393,602	2,179,892	(857,189)	3,716,305	—	152,462	581,842	547,421	39,132,691
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,448,836	1,544,956	(1,222,577)	6,771,215	—	(56,943)	2,392,414	3,719,395	74,415,653
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	2,995,021	273,021	—	3,268,042	495,370	—	1,382,453	847,627	33,268,667
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,685	—	(1)	1,015,684	—	—	284,391	—	7,556,693
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	752,773	14,257	—	767,030	—	—	1,524,336	130,591	7,631,944
CTIVP® – DFA International Value Fund, Class 1 Shares
	812,860	220,280	—	1,033,140	257,741	—	(112,733)	300,792	9,391,240
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	2,957,449	233,984	(212,919)	2,978,514	150,564	80,644	1,265,094	795,791	30,529,769
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	346,746	22,128	—	368,874	—	—	1,991,174	—	12,619,180
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	365,516	24,151	—	389,667	—	—	2,047,713	—	12,399,219
CTIVP® – MFS® Value Fund, Class 1 Shares
	875,510	28,654	(87,984)	816,180	—	721,136	3,338,721	—	22,232,729
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	531,179	21,725	—	552,904	—	—	3,505,540	—	19,108,376
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	153,715	31,786	(77,461)	108,040	—	378,331	135,246	—	2,650,232
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	7,201,546	513,868	(1,590,193)	6,125,221	—	469,941	3,553,791	1,811,592	67,316,178
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	431,650	27,285	(341,586)	117,349	—	3,673,865	(1,443,251)	—	3,360,893
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	4,413,961	42,844	(440,980)	4,015,825	—	(81,651)	969,619	435,724	41,122,050
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	168,841	26,592	(96,848)	98,585	—	1,018,381	89,405	—	2,850,090
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	785,780	182,412	—	968,192	305,354	—	712,228	97,584	10,040,154
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	197,830	15,146	—	212,976	68,281	—	52,505	4,119	1,005,247
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	19,185,382	798,624	(992,622)	18,991,384	—	(256,571)	12,202,555	4,985,776	211,753,931
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	761,316	34,678	—	795,994	—	—	2,486,585	—	17,575,539
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	396,797	—	(253,470)	143,327	—	1,021,727	57,533	—	3,325,190
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	217,755	—	(90,357)	127,398	—	697,995	21,527	—	3,486,892
Total					3,979,492	10,461,082	57,854,142	23,625,772	1,057,743,074

†	Issuer was not an affiliate at the end of period.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2019	5

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,951,282	31,601,307
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	30,531,079
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	2,996,972	22,297,473
Total Alternative Strategies Funds (Cost $97,124,311)		84,429,859

Equity Funds 37.3%

Global Real Estate 1.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,394,565	33,775,927
International 10.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	454,553	7,586,493
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,163,904	51,091,103
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	11,323,172	115,269,891
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	932,977	8,480,763
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,645,000	109,111,248
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	851,876	8,833,951
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,129,410	5,330,816
Total		305,704,265
U.S. Large Cap 23.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,273,150	31,204,895
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,192,984	64,361,507
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	955,609	26,776,168
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,963,808	38,628,105
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,969,548	43,506,252
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,031	150,601
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,628,369	55,706,508
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,140,010	68,095,111
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	4,366,589	118,945,887
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,670,405	92,289,182
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,302,648	81,013,961
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,508,531	77,468,356
Total		698,146,533
U.S. Mid Cap 0.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	490,276	14,041,490
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	462,754	13,378,232
Total		27,419,722
U.S. Small Cap 1.8%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	710,291	10,171,369
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	615,669	9,979,995
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	699,741	16,233,991
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	638,638	17,479,506
Total		53,864,861
Total Equity Funds (Cost $815,801,277)		1,118,911,308

Fixed-Income Funds 54.9%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,238,656	11,792,008
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,629,115	12,120,617
Investment Grade 53.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	34,782,155	369,386,486
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,907,359	56,946,939
6	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	7,008,794	77,797,616
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,137,461	43,567,469
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	19,666,318	216,132,834
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	17,043,139	187,304,091
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	19,012,477	194,687,768
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	42,049,974	468,857,210
Total		1,614,680,413
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,837,423	11,888,799
Total Fixed-Income Funds (Cost $1,612,079,093)		1,650,481,837

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(c)	124,950,192	124,937,697
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%(a),(c)	14,933,453	14,933,453
Total Money Market Funds (Cost $139,871,170)		139,871,150
Total Investments in Securities (Cost: $2,664,875,851)		2,993,694,154
Other Assets & Liabilities, Net		10,345,132
Net Assets		3,004,039,286

At September 30, 2019, securities and/or cash totaling $10,663,711 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	633	12/2019	EUR	22,503,150	150,079	—
FTSE 100 Index	96	12/2019	GBP	7,088,160	97,190	—
U.S. Long Bond	95	12/2019	USD	15,419,688	—	(190,241)
U.S. Treasury 5-Year Note	533	12/2019	USD	63,506,117	—	(342,466)
U.S. Ultra Treasury Bond	240	12/2019	USD	46,057,500	358,540	—
Total					605,809	(532,707)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(299)	12/2019	USD	(14,978,405)	535,853	—
S&P 500 E-mini	(527)	12/2019	USD	(78,483,475)	931,483	—
TOPIX Index	(68)	12/2019	JPY	(1,079,840,000)	—	(328,648)
U.S. Treasury 2-Year Note	(26)	12/2019	USD	(5,603,000)	12,748	—
Total					1,480,084	(328,648)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	105,005,000	(11,705)	—	—	—	(11,705)
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	125,332,215	137,401,805	(137,783,828)	124,950,192	—	(1,052)	1,589	2,081,050	124,937,697
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	3,193,384	2,757,898	—	5,951,282	—	—	(39,188)	382,963	31,601,307
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,525,866	32,110	(284,826)	1,273,150	—	2,657,625	3,654,339	—	31,204,895
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,378,919	22,380	(208,315)	1,192,984	—	3,165,287	6,265,498	—	64,361,507
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	206,523	—	30,531,079
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,119,503	—	(163,894)	955,609	—	1,745,233	2,699,964	—	26,776,168
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,186,865	51,791	—	1,238,656	—	—	605,133	493,218	11,792,008
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	349,583	104,970	—	454,553	806,162	—	83,993	13,262	7,586,493
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%
	29,310,549	242,904	(14,620,000)	14,933,453	5,913	—	—	233,958	14,933,453
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,484,647	144,468	—	1,629,115	—	—	802,937	580,319	12,120,617
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	36,408,543	1,310,084	(2,936,472)	34,782,155	—	309,167	18,963,148	11,786,446	369,386,486
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,939,367	24,441	—	1,963,808	—	—	6,925,842	—	38,628,105
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,763,097	290,720	(1,146,458)	5,907,359	—	(1,166,227)	3,491,378	1,347,824	56,946,939
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	7,676,909	199,753	(867,868)	7,008,794	—	311,350	11,673,165	2,081,424	77,797,616
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,501,657	662,247	—	4,163,904	7,242,055	—	(1,658,606)	896,548	51,091,103
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	3,969,549	—	(1)	3,969,548	—	—	6,629,146	—	43,506,252
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,031	—	—	6,031	—	—	18,938	—	150,601
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	710,291	—	710,291	—	—	(319,631)	—	10,171,369
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	615,669	—	615,669	—	—	(511,005)	—	9,979,995
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,619,870	217,553	—	2,837,423	—	—	445,523	432,950	11,888,799
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares †
	2,323,548	32,448	(2,355,996)	—	—	7,326,495	(493,760)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	5,063,859	119,675	(1,046,073)	4,137,461	—	199,698	1,241,606	1,245,812	43,567,469
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	14,836,147	7,617,464	(2,787,293)	19,666,318	—	469,058	5,243,726	8,396,533	216,132,834
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	10,731,979	591,193	—	11,323,172	1,743,284	—	5,000,821	2,990,239	115,269,891
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	839,152	—	22,297,473
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	3,331,471	63,094	—	3,394,565	—	—	6,746,102	577,944	33,775,927
CTIVP® – DFA International Value Fund, Class 1 Shares
	1,788,278	279,936	(1,135,237)	932,977	281,389	31,648	400,322	378,015	8,480,763
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	10,596,858	463,522	(415,380)	10,645,000	543,892	277,673	4,505,292	2,869,003	109,111,248
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,614,449	13,920	—	1,628,369	—	—	9,216,261	—	55,706,508
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	2,123,027	16,983	—	2,140,010	—	—	11,764,403	—	68,095,111
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,603,838	20,056	(257,305)	4,366,589	—	3,996,921	17,562,971	—	118,945,887
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,670,405	—	—	2,670,405	—	—	17,597,967	—	92,289,182
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,585,868	—	(283,220)	3,302,648	—	3,819,020	9,557,088	—	81,013,961
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	18,443,267	643,206	(2,043,334)	17,043,139	—	758,629	10,013,706	5,022,689	187,304,091
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	650,707	—	(160,431)	490,276	—	2,016,620	1,249,658	—	14,041,490
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	19,888,309	200,823	(1,076,655)	19,012,477	—	(109,955)	4,198,534	2,042,370	194,687,768
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	865,016	—	(402,262)	462,754	—	4,959,315	572,948	—	13,378,232
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	1,718,107	182,614	(1,048,845)	851,876	334,624	(1,177,815)	2,779,825	131,602	8,833,951
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,049,089	80,321	—	1,129,410	362,093	—	278,435	21,842	5,330,816
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	43,277,738	1,195,622	(2,423,386)	42,049,974	—	(326,974)	27,068,621	11,134,978	468,857,210
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	3,784,541	32,804	(308,814)	3,508,531	—	3,954,119	8,049,554	—	77,468,356
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,178,040	22,704	(501,003)	699,741	—	6,729,662	(3,717,385)	—	16,233,991
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,026,857	26,463	(414,682)	638,638	—	6,081,974	(2,687,143)	—	17,479,506
Total					11,319,412	46,027,471	196,927,390	55,140,989	2,993,694,154

†	Issuer was not an affiliate at the end of period.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	35,370,695	187,818,391
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,581	141,889,669
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	17,651,438	131,326,701
Total Alternative Strategies Funds (Cost $535,784,638)		461,034,761

Equity Funds 54.2%

Global Real Estate 1.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	25,778,459	256,495,673
International 15.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	8,730,752	145,716,245
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	36,104,491	443,002,104
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	85,392,121	869,291,794
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	13,714,297	124,662,964
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	80,729,723	827,479,663
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	13,356,131	138,503,073
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	8,030,173	37,902,416
Total		2,586,558,259
U.S. Large Cap 33.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	13,745,535	336,903,067
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	14,131,106	762,373,158
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	18,558,331	365,042,365
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	40,637,848	445,390,817
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,327,711	58,122,936
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	18,949,966	648,278,347
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	19,783,819	629,521,111
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	29,489,163	803,284,798
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,275,517	735,281,868
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	27,398,892	672,094,820
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	10,311,775	227,683,995
Total		5,683,977,282
U.S. Mid Cap 1.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,996,779	114,467,759
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,822,074	110,496,163
Total		224,963,922
U.S. Small Cap 2.5%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	5,760,122	82,484,945
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	4,992,782	80,932,991
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,510,050	127,833,171
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,963,794	135,859,033
Total		427,110,140
Total Equity Funds (Cost $6,435,734,994)		9,179,105,276

Fixed-Income Funds 40.2%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,955,431	66,215,700
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	8,068,172	60,027,199
Investment Grade 39.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	144,813,794	1,537,922,489
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	16,871,295	162,639,287
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	62,488,157	693,618,544
Variable Portfolio – Moderate Portfolio | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,885,961	304,169,171
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	85,089,497	935,133,572
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	85,180,691	936,135,790
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	114,512,745	1,172,610,512
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	79,436,663	885,718,792
Total		6,627,948,157
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	14,333,231	60,056,237
Total Fixed-Income Funds (Cost $6,613,164,160)		6,814,247,293

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(c)	397,420,470	397,380,728
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%(a),(c)	29,712,831	29,712,831
Total Money Market Funds (Cost $427,093,680)		427,093,559
Total Investments in Securities (Cost: $14,011,777,472)		16,881,480,889
Other Assets & Liabilities, Net		66,848,440
Net Assets		16,948,329,329

At September 30, 2019, securities and/or cash totaling $69,708,766 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	2,741	12/2019	EUR	97,442,550	649,869	—
FTSE 100 Index	525	12/2019	GBP	38,763,375	531,509	—
U.S. Treasury 2-Year Note	969	12/2019	USD	208,819,500	—	(486,341)
U.S. Ultra Treasury Bond	1,172	12/2019	USD	224,914,125	—	(2,168,392)
Total					1,181,378	(2,654,733)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(4,092)	12/2019	USD	(204,988,740)	7,333,478	—
S&P 500 E-mini	(3,781)	12/2019	USD	(563,085,425)	6,682,993	—
TOPIX Index	(861)	12/2019	JPY	(13,672,680,000)	—	(2,124,348)
Total					14,016,471	(2,124,348)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	710,859,000	(79,246)	—	—	—	(79,246)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
12	Variable Portfolio – Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	452,364,702	821,807,931	(876,752,163)	397,420,470	—	(3,951)	7,095	6,543,480	397,380,728
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	19,670,127	15,700,569	(1)	35,370,695	—	—	(74,061)	2,276,093	187,818,391
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,611,022	4,490	(2,869,977)	13,745,535	—	29,772,525	39,840,303	—	336,903,067
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	15,396,215	2,245	(1,267,354)	14,131,106	—	25,333,780	81,688,848	—	762,373,158
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,580	—	1	15,996,581	—	—	959,795	—	141,889,669
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	6,664,609	290,822	—	6,955,431	—	—	3,398,008	2,769,568	66,215,700
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	7,690,577	1,040,174	1	8,730,752	17,325,912	—	2,074,862	290,473	145,716,245
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%
	112,308,780	539,051	(83,135,000)	29,712,831	11,765	—	—	511,996	29,712,831
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	7,648,730	419,442	—	8,068,172	—	—	4,121,297	2,973,164	60,027,199
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	152,772,602	4,802,560	(12,761,368)	144,813,794	—	1,860,205	79,364,764	49,878,969	1,537,922,489
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,555,588	2,743	—	18,558,331	—	—	66,244,053	—	365,042,365
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	19,244,938	420,710	(2,794,353)	16,871,295	—	(2,226,280)	8,937,700	3,987,365	162,639,287
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	63,329,415	1,767,460	(2,608,718)	62,488,157	—	1,348,542	102,701,523	18,337,980	693,618,544
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,362,258	5,742,233	—	36,104,491	62,794,606	—	(14,381,482)	7,773,813	443,002,104
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	40,637,848	—	—	40,637,848	—	—	67,865,207	—	445,390,817
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	3,963,246	1,086	(1,636,621)	2,327,711	—	23,570,753	(11,973,343)	—	58,122,936
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	5,760,122	—	5,760,122	—	—	(2,592,055)	—	82,484,945
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	4,992,782	—	4,992,782	—	—	(4,144,009)	—	80,932,991
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	13,774,851	558,380	—	14,333,231	—	—	2,345,256	2,256,065	60,056,237
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares †
	16,786,288	—	(16,786,288)	—	—	55,176,824	(6,075,090)	—	—
Variable Portfolio – Moderate Portfolio | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,616,292	820,563	(2,550,894)	28,885,961	—	(25,333)	9,125,674	8,490,022	304,169,171
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,884,554	32,358,755	(12,153,812)	85,089,497	—	(1,844,975)	26,835,706	37,733,878	935,133,572
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	81,951,409	3,440,713	(1)	85,392,121	13,286,706	—	38,231,783	22,764,627	869,291,794
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	4,942,402	—	131,326,701
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	25,299,319	479,140	—	25,778,459	—	—	51,230,153	4,388,926	256,495,673
CTIVP® – DFA International Value Fund, Class 1 Shares
	19,673,680	1,068,346	(7,027,729)	13,714,297	4,496,322	(9,411,816)	10,309,607	5,479,186	124,662,964
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	80,788,255	2,492,767	(2,551,299)	80,729,723	4,181,445	1,548,900	34,616,337	21,980,590	827,479,663
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	18,947,237	2,729	—	18,949,966	—	—	108,188,726	—	648,278,347
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	—	19,783,819	—	—	109,602,356	—	629,521,111
CTIVP® – MFS® Value Fund, Class 1 Shares
	34,669,580	5,067	(5,185,484)	29,489,163	—	85,896,961	71,971,705	—	803,284,798
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	21,298,614	—	(23,097)	21,275,517	—	578,657	139,786,684	—	735,281,868
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,119,551	5,606	(5,726,265)	27,398,892	—	80,045,537	40,068,406	—	672,094,820
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	95,164,599	2,438,149	(12,422,057)	85,180,691	—	5,251,401	50,280,293	25,924,830	936,135,790
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,715,416	281,363	—	3,996,779	—	—	18,506,163	—	114,467,759
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	117,236,717	1,214,212	(3,938,184)	114,512,745	—	(805,542)	25,201,583	12,295,658	1,172,610,512
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,886,022	—	(1,063,948)	3,822,074	—	20,946,445	9,976,179	—	110,496,163
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	19,060,300	705,405	(6,409,574)	13,356,131	5,391,466	(14,018,232)	31,545,323	1,892,057	138,503,073
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	7,459,085	571,088	—	8,030,173	2,574,503	—	1,979,687	155,298	37,902,416
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	89,666,554	2,041,459	(12,271,350)	79,436,663	—	4,460,570	49,125,536	21,969,815	885,718,792
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	13,429,937	4,905	(3,123,067)	10,311,775	—	39,959,223	1,296,060	—	227,683,995
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,339,700	2,207	(1,831,857)	5,510,050	—	26,012,358	(8,107,841)	—	127,833,171
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,663,650	—	(1,699,856)	4,963,794	—	23,640,345	(2,069,182)	—	135,859,033
Total					110,062,725	397,066,897	1,242,952,011	260,673,853	16,881,480,889

†	Issuer was not an affiliate at the end of period.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | Quarterly Report 2019	15

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	21,584,399	114,613,159
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,262,254	55,546,195
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	8,951,926	66,602,331
Total Alternative Strategies Funds (Cost $275,588,967)		236,761,685

Equity Funds 65.5%

Global Real Estate 2.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,790,290	157,113,387
International 17.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,640,470	27,379,445
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	17,645,688	216,512,587
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	44,368,334	451,669,637
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	11,421,711	103,823,354
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	43,339,403	444,228,884
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	9,040,927	93,754,418
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	5,214,353	24,611,746
Total		1,361,980,071
U.S. Large Cap 40.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,690,874	163,993,327
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	8,032,562	433,356,696
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,568,238	188,207,238
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,628,914	280,892,903
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,673,502	241,547,356
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,032,618	343,215,846
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,802,132	343,723,835
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,294,426	89,740,158
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,396,253	393,854,516
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	15,997,024	392,406,996
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	10,835,039	239,237,661
Total		3,110,176,532
U.S. Mid Cap 1.8%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,423,369	69,405,292
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,289,745	66,196,506
Total		135,601,798
U.S. Small Cap 3.5%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	3,402,573	48,724,842
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	2,949,296	47,808,084
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	1,876,035	41,366,562
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,711,730	62,912,144
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,472,390	67,669,327
Total		268,480,959
Total Equity Funds (Cost $3,664,098,605)		5,033,352,747

Fixed-Income Funds 26.3%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,401,705	22,864,234
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,634,844	19,603,236
Investment Grade 25.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	51,158,981	543,308,374
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,230,788	98,624,801
16	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,012,404	111,137,687
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,614,632	101,242,081
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	23,276,177	255,805,182
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,058,607	231,434,095
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	24,925,540	255,237,527
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	33,349,916	371,851,559
Total		1,968,641,306
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	3,108,367	13,024,059
Total Fixed-Income Funds (Cost $1,974,066,850)		2,024,132,835

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(c)	318,990,814	318,958,915
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%(a),(c)	41,380,246	41,380,246
Total Money Market Funds (Cost $360,339,231)		360,339,161
Total Investments in Securities (Cost: $6,274,093,653)		7,654,586,428
Other Assets & Liabilities, Net		29,052,420
Net Assets		7,683,638,848

At September 30, 2019, securities and/or cash totaling $29,009,504 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	2,928	12/2019	EUR	104,090,400	694,205	—
FTSE 100 Index	343	12/2019	GBP	25,325,405	347,252	—
U.S. Ultra Treasury Bond	671	12/2019	USD	128,769,094	—	(2,208,370)
Total					1,041,457	(2,208,370)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(1,646)	12/2019	USD	(82,456,370)	2,949,879	—
S&P 500 E-mini	(634)	12/2019	USD	(94,418,450)	1,120,608	—
TOPIX Index	(169)	12/2019	JPY	(2,683,720,000)	—	(816,787)
U.S. Treasury 2-Year Note	(219)	12/2019	USD	(47,194,500)	107,373	—
Total					4,177,860	(816,787)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	340,775,000	(37,987)	—	—	—	(37,987)
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	310,090,440	287,430,398	(278,530,024)	318,990,814	—	(3,100)	3,962	5,250,335	318,958,915
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	14,127,734	7,456,665	—	21,584,399	—	—	443,911	1,388,950	114,613,159
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	9,951,789	4,557	(3,265,472)	6,690,874	—	33,084,636	6,505,246	—	163,993,327
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,471,565	2,001	(1,441,004)	8,032,562	—	33,434,315	31,428,200	—	433,356,696
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,252,309	9,945	—	6,262,254	—	—	372,552	—	55,546,195
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,301,285	100,420	—	2,401,705	—	—	1,173,330	956,330	22,864,234
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	2,464,411	246,339	(1,070,280)	1,640,470	4,022,672	1,383,953	368,524	80,558	27,379,445
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995%
	79,792,637	671,610	(39,084,001)	41,380,246	16,385	—	—	647,065	41,380,246
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,501,299	133,545	—	2,634,844	—	—	1,348,306	970,954	19,603,236
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	52,840,924	5,566,533	(7,248,476)	51,158,981	—	1,400,969	26,496,052	16,582,031	543,308,374
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,567,312	926	—	9,568,238	—	—	34,155,358	—	188,207,238
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,973,587	249,170	(991,969)	10,230,788	—	(794,844)	4,674,625	2,359,033	98,624,801
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,649,502	289,965	(927,063)	10,012,404	—	159,352	16,894,076	2,983,700	111,137,687
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	16,166,290	2,895,550	(1,416,152)	17,645,688	31,616,265	899,383	(7,007,659)	3,943,863	216,512,587
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	25,628,915	—	(1)	25,628,914	—	—	42,800,287	—	280,892,903
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,608,494	2,864	(1,937,856)	9,673,502	—	11,407,452	23,989,141	—	241,547,356
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	3,402,573	—	3,402,573	—	—	(1,531,158)	—	48,724,842
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	2,949,296	—	2,949,296	—	—	(2,447,915)	—	47,808,084
18	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,991,319	117,048	—	3,108,367	—	—	509,694	489,260	13,024,059
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,865,603	1,531	(4,991,099)	1,876,035	—	15,343,179	3,293,292	—	41,366,562
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,349,689	264,943	—	9,614,632	—	—	2,836,544	2,740,059	101,242,081
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	18,875,564	10,438,561	(6,037,948)	23,276,177	—	(725,541)	8,026,046	9,857,830	255,805,182
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	47,054,975	1,866,390	(4,553,031)	44,368,334	7,150,638	(5,436,790)	28,405,724	12,361,305	451,669,637
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	2,506,540	—	66,602,331
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	15,496,798	293,492	—	15,790,290	—	—	31,380,423	2,688,385	157,113,387
CTIVP® – DFA International Value Fund, Class 1 Shares
	13,601,418	808,860	(2,988,567)	11,421,711	3,435,641	(5,677,771)	5,566,855	4,120,323	103,823,354
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	46,483,068	1,382,598	(4,526,263)	43,339,403	2,300,025	3,006,575	18,450,353	12,182,367	444,228,884
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,030,531	2,087	—	10,032,618	—	—	57,273,079	—	343,215,846
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	—	10,802,132	—	—	59,843,810	—	343,723,835
CTIVP® – MFS® Value Fund, Class 1 Shares
	7,716,617	2,765	(4,424,956)	3,294,426	—	63,818,023	(33,861,008)	—	89,740,158
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	—	11,396,253	—	—	75,101,310	—	393,854,516
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	20,875,598	4,553	(4,883,127)	15,997,024	—	66,524,711	7,461,910	—	392,406,996
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	23,980,010	606,405	(3,527,808)	21,058,607	—	1,548,225	12,328,952	6,440,011	231,434,095
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,069,266	—	(645,897)	2,423,369	—	12,701,273	2,691,872	—	69,405,292
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	24,663,759	261,781	—	24,925,540	—	—	5,197,715	2,644,146	255,237,527
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,733,473	—	(1,443,728)	2,289,745	—	27,538,040	(3,739,359)	—	66,196,506
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	13,111,466	481,301	(4,551,840)	9,040,927	3,651,364	(12,159,737)	24,188,648	1,284,169	93,754,418
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	4,843,520	370,833	—	5,214,353	1,671,741	—	1,285,501	100,842	24,611,746
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	36,859,306	847,038	(4,356,428)	33,349,916	—	(818,167)	23,021,300	9,133,024	371,851,559
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	12,608,475	2,496	(1,775,932)	10,835,039	—	22,737,305	16,770,454	—	239,237,661
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,770,818	—	(2,059,088)	2,711,730	—	26,786,749	(14,549,011)	—	62,912,144
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,323,660	—	(1,851,270)	2,472,390	—	21,932,585	(7,714,243)	—	67,669,327
Total					53,864,731	318,090,775	505,943,239	99,204,540	7,654,586,428

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,770,035	41,258,885
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,281,069	11,363,081
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,853,038	13,786,603
Total Alternative Strategies Funds (Cost $75,948,696)		66,408,569

Equity Funds 79.8%

Global Real Estate 2.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,923,412	58,937,946
International 21.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,408,666	23,510,638
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	7,186,244	88,175,214
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	16,634,575	169,339,973
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	3,504,043	31,851,749
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	16,245,283	166,514,153
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	3,130,922	32,467,662
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,882,516	8,885,476
Total		520,744,865
U.S. Large Cap 49.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,915,938	71,469,635
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,977,399	160,630,663
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,041,378	138,503,899
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,900,768	97,552,423
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,514,221	137,690,097
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,490,002	119,392,980
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,677,411	117,015,210
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,703,140	46,393,531
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,062,853	140,412,198
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,790,400	117,508,512
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,522,461	77,775,947
Total		1,224,345,095
U.S. Mid Cap 2.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	933,472	26,734,641
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	886,630	25,632,464
Total		52,367,105
U.S. Small Cap 4.3%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	1,334,326	19,107,553
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	1,156,573	18,748,045
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	752,986	16,603,347
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,063,967	24,684,033
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	964,900	26,409,322
Total		105,552,300
Total Equity Funds (Cost $1,488,363,540)		1,961,947,311

Exchange-Traded Funds 0.7%

iShares MSCI EAFE ETF	249,311	16,257,570
Total Exchange-Traded Funds (Cost $14,628,597)		16,257,570

Fixed-Income Funds 13.8%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	524,064	4,989,093
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,602	49,116
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 13.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,520,067	69,243,110
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,778,613	41,942,601
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	4,395,766	48,309,474
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,487,329	60,305,743
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	5,408,012	55,378,048
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,160,189	57,536,107
Total		332,715,083
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	679,799	2,848,359
Total Fixed-Income Funds (Cost $330,653,291)		340,601,651

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(c)	63,775,149	63,768,771
Total Money Market Funds (Cost $63,768,803)		63,768,771
Total Investments in Securities (Cost: $1,973,362,927)		2,448,983,872
Other Assets & Liabilities, Net		9,846,679
Net Assets		2,458,830,551

At September 30, 2019, securities and/or cash totaling $10,189,759 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Stoxx 50	935	12/2019	EUR	33,239,250	221,681	—
FTSE 100 Index	292	12/2019	GBP	21,559,820	295,620	—
TOPIX Index	46	12/2019	JPY	730,480,000	217,257	—
U.S. Ultra Treasury Bond	98	12/2019	USD	18,806,813	—	(322,534)
Total					734,558	(322,534)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(787)	12/2019	USD	(39,424,765)	1,410,422	—
S&P 500 E-mini	(305)	12/2019	USD	(45,422,125)	539,094	—
Total					1,949,516	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.600	USD	83,555,000	(9,313)	—	—	—	(9,313)
22	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	80,672,117	93,347,020	(110,243,988)	63,775,149	—	(763)	1,045	1,156,473	63,768,771
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,423,895	2,346,140	—	7,770,035	—	—	237,392	499,999	41,258,885
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	3,701,864	4,817	(790,743)	2,915,938	—	8,174,333	7,236,275	—	71,469,635
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	3,374,592	2,423	(399,616)	2,977,399	—	8,138,943	15,226,753	—	160,630,663
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,263,244	17,825	—	1,281,069	—	—	72,583	—	11,363,081
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	502,152	21,912	—	524,064	—	—	256,026	208,676	4,989,093
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,239,591	169,075	—	1,408,666	2,794,029	—	333,014	46,830	23,510,638
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.995% †
	30,964,414	110,582	(31,074,996)	—	—	—	—	133,154	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	6,267	335	—	6,602	—	—	3,378	2,433	49,116
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	6,110,301	1,670,791	(1,261,025)	6,520,067	—	185,515	3,060,004	1,847,439	69,243,110
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,036,322	5,056	—	7,041,378	—	—	25,122,314	—	138,503,899
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	3,673,666	104,947	—	3,778,613	—	—	6,169,649	1,093,540	41,942,601
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,843,093	3,740,403	(397,252)	7,186,244	12,801,391	279,317	(7,753,088)	1,317,001	88,175,214
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	8,900,768	—	—	8,900,768	—	—	14,864,284	—	97,552,423
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,585,056	4,553	(1,075,388)	5,514,221	—	15,565,716	4,633,056	—	137,690,097
Columbia Variable Portfolio - Small Cap
	—	1,334,326	—	1,334,326	—	—	(600,447)	—	19,107,553
Columbia Variable Portfolio - Small Comp
	—	1,156,573	—	1,156,573	—	—	(959,956)	—	18,748,045
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	654,201	25,598	—	679,799	—	—	111,470	107,001	2,848,359
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	3,447,782	1,415	(2,696,211)	752,986	—	8,286,346	1,263,802	—	16,603,347
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	2,649,764	2,948,462	(1,202,460)	4,395,766	—	(52,398)	1,178,674	1,278,896	48,309,474
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	17,697,100	711,711	(1,774,236)	16,634,575	2,701,251	(505,885)	9,170,004	4,661,161	169,339,973
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	518,850	—	13,786,603
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	5,813,314	110,098	—	5,923,412	—	—	11,771,738	1,008,494	58,937,946
CTIVP® – DFA International Value Fund, Class 1 Shares
	4,622,948	271,566	(1,390,471)	3,504,043	1,124,161	(3,476,483)	3,565,486	1,352,177	31,851,749
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	17,480,015	528,863	(1,763,595)	16,245,283	868,790	(285,656)	8,382,267	4,593,039	166,514,153
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,487,143	2,859	—	3,490,002	—	—	19,912,604	—	119,392,980
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,676,363	1,048	—	3,677,411	—	—	20,368,120	—	117,015,210
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,129,501	3,114	(1,429,475)	1,703,140	—	21,558,857	(8,611,873)	—	46,393,531
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	4,060,966	1,887	—	4,062,853	—	—	26,762,447	—	140,412,198
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	6,364,994	4,799	(1,579,393)	4,790,400	—	21,492,050	1,134,535	—	117,508,512
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	4,058,330	1,674,431	(245,432)	5,487,329	—	125,922	2,442,071	1,163,621	60,305,743
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	1,047,608	294	(114,430)	933,472	—	2,255,411	2,986,235	—	26,734,641
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	5,351,602	56,410	—	5,408,012	—	—	1,127,786	573,692	55,378,048
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,320,542	289	(434,201)	886,630	—	8,363,922	33,403	—	25,632,464
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	4,473,299	175,766	(1,518,143)	3,130,922	1,289,184	(4,217,504)	8,356,371	449,431	32,467,662
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,748,636	133,880	—	1,882,516	603,542	—	464,099	36,407	8,885,476
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,275,972	126,647	(242,430)	5,160,189	—	28,797	3,262,243	1,379,181	57,536,107
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	4,133,941	3,752	(615,232)	3,522,461	—	7,094,375	5,904,151	—	77,775,947
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,786,495	333	(722,861)	1,063,967	—	8,410,227	(3,855,798)	—	24,684,033
24	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,561,728	291	(597,119)	964,900	—	7,261,702	(2,146,064)	—	26,409,322
Total					22,182,348	108,682,744	182,004,903	22,908,645	2,432,726,302

†	Issuer was not an affiliate at the end of period.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019	25